Property, Plant and Equipment - Details of Finance Lease (Detail) - Property, Plant and Equipment [member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of recognised finance lease as assets by lessee [line items]
Net	$ 1,360	$ 82
Gross Value [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Net	5,689	4,448
Accumulated Depreciation [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Net	$ (4,329)	$ (4,366)